Loans Payable - Schedule of Loans Payable (Parentheticals) (Details) - Nonrelated Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cedar Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jun. 01, 2025	Jun. 01, 2025
Interest rate	$ 0	$ 23,040
Pawn Funding [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jun. 01, 2025	Jun. 01, 2025
Interest rate	$ 0	$ 18,240
Slate Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Dec. 01, 2025	Dec. 01, 2025
Interest rate	$ 0	$ 26,786
Meged Funding Group [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jul. 01, 2025	Jul. 01, 2025
Interest rate	$ 0	$ 24,986
Arin Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jan. 12, 2024	Jan. 12, 2024
Interest rate	$ 0	$ 1,000
Arin Funding LLC One [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jan. 23, 2024	Jan. 23, 2024
Interest rate	$ 0	$ 2,500
Channel Partners Capital LLC Loan [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	May 14, 2026	May 14, 2026
Interest rate	$ 2,986	$ 2,986
Arin Funding LLC Two [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Sep. 29, 2025	Sep. 29, 2025
Interest rate	$ 40,739	$ 40,739
OnDeck Capital Loan [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Nov. 27, 2025	Nov. 27, 2025
Interest rate	$ 3,244	$ 3,244